SCHEDULE OF ANTIDILUTIVE SECURITIES OF EARNINGS PER SHARE (Details) (Parenthetical) - $ / shares	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Warrant exercise price per share	$ 0.06
Option exercise price	0.1150	$ 0.1150	$ 0.1150
Minimum [Member]
Warrant exercise price per share	0.001	0.001	0.001
Maximum [Member]
Warrant exercise price per share	$ 0.25	$ 0.25	$ 0.25